Unaudited Condensed Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 35,320	$ 16,616,426	$ 50,000	$ (2,495)	$ (17,434,636)	$ (735,385)
Begining balance, shares at Dec. 31, 2019	35,319,990		500,000
Common stock issued for the reduction of note payable and payment of interest	$ 269,099	1,562,717				1,831,816
Common stock issued for the reduction of notes payable and payment of interest, shares	269,099,306
Preferred stock issued for management compensation			50,000			50,000
Net (loss)				(1,009)	(1,700,298)	(1,701,307)
Ending balance, value at Sep. 30, 2020	$ 304,419	18,179,143	$ 100,000	(3,504)	(19,134,934)	(554,876)
Ending balance, shares at Sep. 30, 2020	304,419,296		1,000,000
Preferred stock issued for services, shares			500,000
Beginning balance, value at Jun. 30, 2020	$ 269,820	17,542,616	$ 50,000	(3,360)	(18,436,339)	(577,263)
Begining balance, shares at Jun. 30, 2020	269,821,248		500,000
Common stock issued for the reduction of note payable and payment of interest	$ 34,599	636,527				671,125
Common stock issued for the reduction of notes payable and payment of interest, shares	34,598,048
Preferred stock issued for management compensation			50,000			50,000
Net (loss)				(144)	(698,595)	(698,739)
Ending balance, value at Sep. 30, 2020	$ 304,419	18,179,143	$ 100,000	(3,504)	(19,134,934)	(554,876)
Ending balance, shares at Sep. 30, 2020	304,419,296		1,000,000
Preferred stock issued for services, shares			500,000
Beginning balance, value at Dec. 31, 2020	$ 346,418	18,820,343	$ 100,000	(2,871)	(20,218,727)	(954,837)
Begining balance, shares at Dec. 31, 2020	346,419,296		1,000,000
Common stock issued for the reduction of note payable and payment of interest	$ 103,674	11,877,398				11,981,072
Common stock issued for the reduction of notes payable and payment of interest, shares	103,673,969
Preferred stock issued for management compensation	$ 60,000	858,000				918,000
Net (loss)				(14,604)	(13,103,563)	(13,118,167)
Ending balance, value at Sep. 30, 2021	$ 510,092	31,555,741	$ 100,000	(17,475)	(33,322,290)	(1,173,932)
Ending balance, shares at Sep. 30, 2021	510,093,265		1,000,000
Preferred stock issued for services, shares	60,000,000
Beginning balance, value at Jun. 30, 2021	$ 486,092	27,835,741	$ 100,000	(11,636)	(29,282,907)	(872,710)
Begining balance, shares at Jun. 30, 2021	486,093,265		1,000,000
Common stock issued for the reduction of note payable and payment of interest	$ 24,000	3,720,000				3,744,000
Common stock issued for the reduction of notes payable and payment of interest, shares	24,000,000
Net (loss)				(5,839)	(4,039,383)	(4,045,222)
Ending balance, value at Sep. 30, 2021	$ 510,092	$ 31,555,741	$ 100,000	$ (17,475)	$ (33,322,290)	$ (1,173,932)
Ending balance, shares at Sep. 30, 2021	510,093,265		1,000,000